Subsequent Events (Details) - USD ($)		1 Months Ended	6 Months Ended
	Aug. 09, 2024	Oct. 31, 2024	Jun. 30, 2024
January 2024 Convertible Debenture [Member]
Subsequent Events [Line Items]
Principal amount to purchase			$ 1,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Net proceeds	$ 1,425,000
Debentures maturity date	Aug. 09, 2027
Bearing interest rate	8.00%
Original debt interest rate	12.00%
Conversion price (in Dollars per share)	$ 0.28
Lower conversion price (in Dollars per share)	$ 0.28
Original subscription amount	$ 23,750,000
Subsequent Event [Member] | August 2024 Convertible Debenture [Member]
Subsequent Events [Line Items]
Principal amount to purchase	$ 1,500,000
Class A Ordinary Shares [Member] | September 2023 Convertible Debenture [Member]
Subsequent Events [Line Items]
Make whole interest, amount			$ 486,000
Debenture converted into share (in Shares)			485,563,000
Class A Ordinary Shares [Member] | January 2024 Convertible Debenture [Member]
Subsequent Events [Line Items]
Make whole interest, amount			$ 342,000
Debenture converted into share (in Shares)			440,614,050
Amount converted			$ 950,000
American Depositary Share [Member] | Subsequent Event [Member] | Series J Warrant [Member]
Subsequent Events [Line Items]
Issuance of warrant to purchase (in Shares)	4,017,858
Exercise price of warrant (in Dollars per share)	$ 0.28
Term of exercise expiring	Aug. 09, 2031
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Conversion shares (in Shares)		17,800,845